Phoenix Strategic Allocation Fund, Inc.
         Supplement dated June 26, 1998 to Prospectus dated May 1, 1998


Management of the Fund

The following replaces the paragraph under the heading "The Portfolio Manager" located on page 12 of the prospectus.

      Investment and trading decisions for the Fund are made by a team of equity investment professionals and a team of fixed income investment professionals.

     Investors should retain this supplement with their prospectus for future reference.



PDP 453M (6/98)